Corporate information	6 Months Ended
Jun. 30, 2025
Text Block1 [Abstract]
Corporate information

Note 1. Corporate information

Oatly Group AB (the “Company” or the “parent”) is a public limited company incorporated and domiciled in Sweden. The Company’s registered office is located at Ångfärjekajen 8, Malmö, Sweden.

Oatly Group AB and its subsidiaries (together, the “Group”) manufacture, distribute and sell oat-based products.